Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

Subsequent to the six months ended June 30, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split (Note 24).

(b)	Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2023	22,459	$51,020,121
Issuance of shares from private placement	77,775	1,396,702
Issuance of shares upon exercise of prefunded warrants	542,109	11,528,116
Cancelled shares	(47,499)	(1,445,188)
Share issuance costs	–	(728,056)
Fair value of RSUs redeemed at $8.22 per share	60,251	1,547,703
Balance, December 31, 2024	655,095	63,319,398
Issuance of shares from private placement	73,143	320,000
Impact on loss of control of Canmart	–	(3)
Balance, June 30, 2025	728,238	$63,639,395

During the six months ended June 30, 2025, the Company had the following share capital transactions:

(i)	On March 26, 2025, pursuant to a series of subscription agreement entered with investors on March 21 and 24, 2025, the Company completed its private offering with the issuance of 73,143 common shares at a subscription price of $4.375 per share for gross proceeds of $320,000.

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 1,123 common shares at a purchase price of $101.50 per share and prefunded warrants to purchase 5,852 common shares at a price of $101.475 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 5,852 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 1,471 common shares at a purchase price of $51.36 per share and prefunded warrants to purchase 1,448 common shares at a price of $51.335 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 1,448 common shares pursuant the exercise of above prefunded warrants.

(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 1,471 common shares at a purchase price of $42.18 per share and prefunded warrants to purchase 1,492 common shares at a price of $42.155 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 1,492 common shares pursuant the exercise of above prefunded warrants.

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 12,350 common shares at a purchase price of $30.425 per share and prefunded warrants to purchase 199,489 common shares at a price of $30.40 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 199,489 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 47,499 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 9,965 common shares at a purchase price of $25.775 per share and prefunded warrants to purchase 87,028 common shares at a price of $25.75 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 87,028 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 9,965 common shares at a purchase price of $25.775 per share, and prefunded warrants to purchase 48,230 common shares at a price of $25.75 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 48,230 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 60,251 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 41,430 common shares at a purchase price of $6.25 per share and prefunded warrants to purchase 198,570 common shares at a price of $6.2494 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.0006 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 198,570 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the six months ended June 30, 2025 was 693,889 (2024 – 151,067). The Company did not have any potential dilution during the six months ended June 30, 2025 and 2024.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On May 24, 2024, the Company granted 60,251 restricted stock units (“RSUs”) at a market price of $25.69 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 60,251 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2023	–
Granted	60,251
Exercised	(60,251)
Balance, December 31, 2024	–

During the year ended December 31, 2024, the Company recorded $798,795 of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.

There were no RSUs granted and outstanding during the six months ended June 30, 2025.